BASIS OF PREPARATION AND ACCOUNTING POLICIES (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($) segment vessel
Trading activity:
Percentage of voting interest acquired	50.00%
Number of vessels in sale and leaseback transaction | vessel	7
Number of reportable segments | segment	3
Drydocking
Trading activity:
Period until next anticipated drydocking	5 years
Golar Tundra
Trading activity:
Depreciation expense on reclassified assets | $	$ 9.7